Schedule I - Condensed Financial Information (Parent Company) (Schedule I - Condensed Statements of Cash Flows) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Parent Company [Member]
Cash flows — investing activities:
Cash, cash equivalents and restricted cash — beginning balance		$ 116
Cash, cash equivalents and restricted cash — ending balance	$ 116	1,183
Successor
Cash flows — operating activities:
Net income (loss)	(163)	(254)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Deferred income tax expense (benefit), net	(76)	418
Impacts of Tax Receivables Agreement	22	(213)
Other, net	1	69
Cash provided by (used in) operating activities	81	1,386
Cash flows — financing activities:
Special dividend	(992)	0
Other, net	(2)	(10)
Cash provided by (used in) financing activities	6	(201)
Cash flows — investing activities:
Odessa Acquisition	0	(355)
Cash used in investing activities	(93)	(727)
Net change in cash, cash equivalents and restricted cash	(6)	458
Cash, cash equivalents and restricted cash — beginning balance	1,594	1,588
Cash, cash equivalents and restricted cash — ending balance	1,588	2,046
Successor | Parent Company [Member]
Cash flows — operating activities:
Net income (loss)	(163)	(254)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Pretax equity in (gains) losses of consolidated subsidiaries	204	(80)
Deferred income tax expense (benefit), net	(76)	418
Impacts of Tax Receivables Agreement	22	(213)
Other, net	3	23
Changes in operating assets and liabilities	(26)	(2)
Cash provided by (used in) operating activities	(36)	(108)
Cash flows — financing activities:
Special dividend	(992)	0
Other, net	1	(1)
Cash provided by (used in) financing activities	(991)	(1)
Cash flows — investing activities:
Dividend received from subsidiaries	997	1,506
Odessa Acquisition	0	(330)
Cash used in investing activities	997	1,176
Net change in cash, cash equivalents and restricted cash	(30)	1,067
Cash, cash equivalents and restricted cash — beginning balance	146	116
Cash, cash equivalents and restricted cash — ending balance	$ 116	$ 1,183